Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Total	Share capital	Share premium	Deferred Shares	Capital redemption reserve	Foreign exchange reserve	Share-based payment reserve	Fair value reserve	Merger Reserve	Retained earnings/ (accumulated losses)
Beginning of period at Dec. 31, 2021	£ 566,813	£ 60	£ 364,579	£ 3	£ 0	£ (659)	£ 12,930	£ (199)	£ 54,213	£ 135,886
Loss for the period	(79,644)									(79,644)
Foreign exchange gain (loss) on translation of subsidiaries	2,312					2,320	(8)
Total comprehensive loss for the period	(77,332)					2,320	(8)			(79,644)
Share-based payment charge	23,799						23,799
Exercise of share-based payment awards	(2,258)	1	24				(7,375)			5,092
Cancellation of deferred shares	0			(3)	3
End of period at Sep. 30, 2022	511,022	61	364,603	0	3	1,661	29,346	(199)	54,213	61,334
Beginning of period at Jun. 30, 2022	535,084	61	364,597		3	366	25,225	(199)	54,213	90,818
Loss for the period	(35,476)									(35,476)
Foreign exchange gain (loss) on translation of subsidiaries	1,295					1,295
Total comprehensive loss for the period	(34,181)					1,295				(35,476)
Share-based payment charge	10,113						10,113
Exercise of share-based payment awards	6		6				(5,992)			5,992
End of period at Sep. 30, 2022	511,022	61	364,603	0	3	1,661	29,346	(199)	54,213	61,334
Beginning of period at Dec. 31, 2022	478,878	61	364,603	0	3	1,824	35,267	(199)	54,213	23,106
Loss for the period	(104,828)									(104,828)
Foreign exchange gain (loss) on translation of subsidiaries	(1,135)					(1,135)
Total comprehensive loss for the period	(105,963)					(1,135)				(104,828)
Share-based payment charge	20,150						20,150
Exercise of share-based payment awards	(93)	1	26				(9,328)			9,208
End of period at Sep. 30, 2023	392,972	62	364,629	0	3	689	46,089	(199)	54,213	(72,514)
Beginning of period at Jun. 30, 2023	417,272	62	364,618		3	143	44,864	(199)	54,213	(46,432)
Loss for the period	(31,214)									(31,214)
Foreign exchange gain (loss) on translation of subsidiaries	546					546
Total comprehensive loss for the period	(30,668)					546				(31,214)
Share-based payment charge	6,357						6,357
Exercise of share-based payment awards	11		11				(5,132)			5,132
End of period at Sep. 30, 2023	£ 392,972	£ 62	£ 364,629	£ 0	£ 3	£ 689	£ 46,089	£ (199)	£ 54,213	£ (72,514)